Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust
Statement of Investments, December 31, 2011 (unaudited) (continued)
aA portion or all of the security purchased on a delayed delivery basis.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At December 31, 2011, the value of this security was $279,626, representing 3.36% of net assets.
cNon-income producing.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 75.2%			
Brazil 10.5%			
Companhia de Bebidas das Americas (AmBev)	Beverages	584,960	$ 17,141,915
Gafisa SA	Household Durables	1,409,092	3,115,854
Itau Unibanco Holding SA, ADR	Commercial Banks	1,559,725	28,948,496
MRV Engenharia e Participacoes SA	Household Durables	772,982	4,439,087
			53,645,352
Chile 0.3%			
Antofagasta PLC	Metals & Mining	73,800	1,395,618
China 30.8%			
Anhui Conch Cement Co. Ltd., H	Construction Materials	678,000	2,012,193
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	868,991	1,038,323
Beijing Capital Land Ltd., H	Real Estate Management & Development	10,264,000	2,021,981
China Mobile Ltd.	Wireless Telecommunication Services	563,500	5,506,869
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	15,324,000	16,159,395
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,278,000	5,553,589
Chongqing Changan Automobile Co. Ltd., B	Automobiles	6,667,945	2,386,744
CNOOC Ltd.	Oil, Gas & Consumable Fuels	9,975,000	17,492,790
[a,b]Fook Woo Group Holdings Ltd.	Commercial Services & Supplies	7,402,000	1,296,155
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,528,800	7,602,722
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	32,046,000	39,982,198
Sinotrans Ltd., H	Air Freight & Logistics	4,014,000	718,392
Soho China Ltd.	Real Estate Management & Development	15,728,500	10,490,257
Tencent Holdings Ltd.	Internet Software & Services	490,100	9,844,153
Travelsky Technology Ltd., H	IT Services	6,295,000	3,274,509
Uni-President China Holdings Ltd.	Food Products	7,491,000	4,484,994
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	12,616,581	26,933,653
			156,798,917
Hong Kong 2.0%			
Giordano International Ltd.	Specialty Retail	1,080,000	781,500
I.T Ltd.	Specialty Retail	5,676,000	3,127,917
Luk Fook Holdings (International) Ltd.	Specialty Retail	852,000	2,972,884
Ports Design Ltd.	Textiles, Apparel & Luxury Goods	1,283,500	1,943,445
Sa Sa International Holdings Ltd.	Specialty Retail	2,410,000	1,331,201
			10,156,947
India 13.7%			
Federal Bank Ltd.	Commercial Banks	386,467	2,462,483
Grasim Industries Ltd.	Construction Materials	243,700	11,531,333
Hindalco Industries Ltd.	Metals & Mining	5,109,459	11,155,708
Infosys Ltd.	IT Services	170,800	8,908,244
Karnataka Bank Ltd.	Commercial Banks	805,651	993,102
Maharashtra Seamless Ltd.	Metals & Mining	1,200,544	7,208,020
MindTree Ltd.	IT Services	366,048	2,743,202
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	704,000	3,412,106
Peninsula Land Ltd.	Real Estate Management & Development	2,526,141	1,455,694
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	486,500	6,358,499
Steel Authority of India Ltd.	Metals & Mining	2,456,371	3,757,648
Tata Chemicals Ltd.	Chemicals	776,161	4,558,290
Tata Consultancy Services Ltd.	IT Services	219,361	4,804,922
Usha Martin Ltd.	Metals & Mining	1,016,226	451,422
			69,800,673
Kazakhstan 0.6%			
KazMunaiGas Exploration Production, GDR	Oil, Gas & Consumable Fuels	198,785	2,956,927
Russia 17.3%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	2,301,646	24,583,881

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2011, the value of this security was $1,296,155, representing 0.25% of net assets.
cAt December 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United
States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2011, the value of this security was $10,243,130, representing 2.01% of net assets.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Templeton Global Investment Trust
Statement of Investments, December 31, 2011 (unaudited) (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At December 31, 2011, the aggregate value of these securities was $2,375,366, representing 10.82% of net assets.
cAt December 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dPrincipal amount is stated in 1,000 Brazilian Real Units.
eRedemption price at maturity is adjusted for inflation.
fPrincipal amount is stated in 100 Mexican Peso Units.
gThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Templeton Global Investment Trust
Statement of Investments, December 31, 2011 (unaudited) (continued)

At December 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

ABBREVIATIONS

Counterparty

DBAB- Deutsche Bank AG
JPHQ - JPMorgan Chase Bank, N.A.

Currency

BRL - Brazilian Real
EUR - Euro
GHS - Ghanaian Cedi
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
UYU - Uruguayan Peso

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

Lion Industries Corp. Bhd.	Metals & Mining	12,737,500	5,344,125
			9,419,229
Mexico 3.5%			
Grupo Herdez SAB de CV	Food Products	5,515,724	9,838,002
Nigeria 3.5%			
Access Bank Nigeria PLC	Commercial Banks	72,624,457	2,147,858
Ecobank Transnational Inc.	Commercial Banks	24,628,262	1,544,767
UAC of Nigeria PLC	Industrial Conglomerates	26,062,286	5,006,914
United Bank for Africa PLC	Commercial Banks	75,598,058	1,206,401
			9,905,940
Pakistan 0.0%[†]			
United Bank Ltd.	Commercial Banks	70,302	41,447
Philippines 0.5%			
Universal Robina Corp.	Food Products	1,329,153	1,455,277
Poland 1.3%			
[a]AmRest Holdings NV	Hotels, Restaurants & Leisure	68,808	1,276,253
Warsaw Stock Exchange	Diversified Financial Services	237,138	2,422,581
			3,698,834
Romania 0.7%			
[a,c]Impact Developer & Contractor SA	Real Estate Management & Development	12,171,000	664,463
SC Bursa De Valori Bucuresti SA	Diversified Financial Services	150,090	1,301,137
			1,965,600
Russia 6.5%			
[a]Belon OJSC	Metals & Mining	2,470,090	747,838
[a,b]Cherkizovo Group OJSC, GDR, Reg S	Food Products	147,032	1,590,886
CTC Media Inc.	Media	376,858	3,305,045
[a]Russian Sea Group OAO	Food Products	745,844	2,061,238
[a]Synergy Co.	Beverages	349,907	4,983,926
Veropharm	Pharmaceuticals	202,875	5,565,140
			18,254,073
Serbia 1.6%			
[a]AIK Banka AD	Commercial Banks	219,906	4,382,995
Singapore 0.5%			
Super Group Ltd.	Food Products	1,376,000	1,394,989
South Korea 11.9%			
Amorepacific Group	Personal Products	26,967	5,931,926
Binggrae Co. Ltd.	Food Products	13,278	682,656
[a]CJ E&M Corp.	Media	150,680	3,938,412
HNK Machine Tool Co., Ltd.	Machinery	206,890	3,364,137
Maeil Dairy Industry	Food Products	137,218	2,166,133
Medy-tox Inc.	Pharmaceuticals	211,057	4,496,966
Sam Kwang Glass Industry Co. Ltd.	Containers & Packaging	99,421	5,831,898
Silicon Works Co. Ltd.	Semiconductors & Semiconductor Equipment	15,692	422,334
Vieworks Co. Ltd.	Health Care Equipment & Supplies	94,921	746,758
Youngone Corp.	Textiles, Apparel & Luxury Goods	238,344	5,705,453
			33,286,673
Thailand 1.8%			
Bangkok Chain Hospital PCL, fgn.	Health Care Providers & Services	23,380,320	5,073,822
Turkey 16.3%			
Anadolu Cam Sanayii AS	Containers & Packaging	7,449,243	10,432,892
IS Yatirim Menkul Degerler AS	Capital Markets	3,778,811	2,786,497
Koza Altin Isletmeleri AS	Metals & Mining	210,904	2,808,324
Pinar Sut Mamulleri Sanayii AS	Food Products	1,189,257	9,842,127
[c]Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts	14,936,027	6,101,189
Selcuk Ecza Deposu Ticaret ve Sanayi AS	Pharmaceuticals	3,052,746	2,267,291

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

Tofas Turk Otomobil Fabrikasi AS	Automobiles	78,516	246,586
Trakya Cam Sanayii AS	Building Products	6,150,988	7,962,022
[a,b]TSKB Gayrimenkul Yatirim Ortakligi AS, Reg S	Commercial Services & Supplies	1,436,090	457,111
Ulker Biskuvi Sanayi AS	Food Products	1,019,933	2,921,824
			45,825,863
Ukraine 0.4%			
[a]MHP SA, GDR	Food Products	109,960	1,193,616
United Arab Emirates 2.5%			
[a]Arabtec Holding Co.	Construction & Engineering	8,696,711	3,764,554
Aramex Co.	Air Freight & Logistics	3,597,037	1,762,701
[a]Depa Ltd.	Commercial Services & Supplies	3,395,930	1,426,291
			6,953,546
Vietnam 1.5%			
DHG Pharmaceutical JSC	Pharmaceuticals	838,824	2,233,301
Dry Cell Storage Battery JSC	Electrical Equipment	278,304	201,118
Imexpharm Pharmaceutical JSC	Pharmaceuticals	330,360	607,837
Vietnam Container Shipping JSC	Marine	1,049,004	1,311,660
			4,353,916
Total Common Stocks and Other Equity Interests (Cost $306,567,083)			256,532,766
Preferred Stocks 2.5%			
Chile 2.0%			
Embotelladora Andina SA, pfd., A	Beverages	1,584,300	5,641,877
Croatia 0.5%			
Adris Grupa d.d., pfd.	Tobacco	39,041	1,468,320
Total Preferred Stocks (Cost $7,803,790)			7,110,197
Total Investments before Short Term Investments (Cost $314,370,873)			263,642,963
Short Term Investments (Cost $18,074,273) 6.4%			
Money Market Funds 6.4%			
United States 6.4%			
[a,d]Institutional Fiduciary Trust Money Market Portfolio		18,074,273	18,074,273
Total Investments (Cost $332,445,146) 100.4%			281,717,236
Other Assets, less Liabilities (0.4)%			(1,167,431)
Net Assets 100.0%			$ 280,549,805

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2011, the aggregate value of these securities was $11,735,997, representing 4.18% of net assets.
cSee Note 6 regarding holdings of 5% voting securities.
dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

GDR - Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Templeton Global Investment Trust
Statement of Investments, December 31, 2011 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United
States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2011, the
aggregate value of these securities was $8,054,365, representing 3.21% of net assets.
bNon-income producing.
cThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Currency

OMR - Omani Rial

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks 64.0%			
Australia 0.2%			
Billabong International Ltd.	Textiles, Apparel & Luxury Goods	907,880	$ 1,643,988
Austria 0.5%			
Telekom Austria AG	Diversified Telecommunication Services	451,110	5,393,807
Canada 0.5%			
Husky Energy Inc.	Oil, Gas & Consumable Fuels	204,766	4,932,547
China 2.1%			
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	10,278,000	5,849,247
Shanghai Electric Group Co. Ltd.	Electrical Equipment	18,036,000	8,313,661
Travelsky Technology Ltd., H	IT Services	14,097,000	7,332,923
			21,495,831
France 4.9%			
AXA SA	Insurance	591,830	7,694,526
France Telecom SA	Diversified Telecommunication Services	356,320	5,596,480
Ipsen SA	Pharmaceuticals	173,070	5,432,109
Sanofi	Pharmaceuticals	236,450	17,367,613
Total SA, B	Oil, Gas & Consumable Fuels	191,990	9,815,460
Vivendi SA	Diversified Telecommunication Services	203,504	4,456,647
			50,362,835
Germany 4.3%			
Bayerische Motoren Werke AG	Automobiles	70,920	4,731,406
E.ON AG	Electric Utilities	160,860	3,441,564
MAN SE	Machinery	73,280	6,506,646
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	80,320	9,833,820
SAP AG	Software	132,070	6,994,792
Siemens AG	Industrial Conglomerates	135,810	12,978,458
			44,486,686
Hong Kong 4.2%			
AIA Group Ltd.	Insurance	5,126,600	16,007,011
Champion REIT	Real Estate Investment Trusts (REITs)	10,328,000	3,896,305
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	424,000	5,052,558
Hopewell Holdings Ltd.	Real Estate Management & Development	2,182,000	5,579,600
Hutchison Whampoa Ltd.	Industrial Conglomerates	1,301,000	10,938,545
Techtronic Industries Co. Ltd.	Household Durables	1,741,000	1,791,078
			43,265,097
Ireland 1.1%			
CRH PLC	Construction Materials	545,839	10,851,524
Italy 0.2%			
UniCredit SpA	Commercial Banks	256,351	2,130,120
Japan 3.3%			
Itochu Corp.	Trading Companies & Distributors	1,249,900	12,699,562
Nissan Motor Co. Ltd.	Automobiles	947,700	8,520,865
Nomura Holdings Inc.	Capital Markets	1,642,800	4,973,331
Toyota Motor Corp.	Automobiles	231,500	7,715,163
			33,908,921
Netherlands 1.3%			
ªING Groep NV	Diversified Financial Services	1,059,240	7,622,617

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

Reed Elsevier NV	Media	531,373	6,194,619
			13,817,236
Norway 0.9%			
Statoil ASA	Oil, Gas & Consumable Fuels	373,890	9,596,301
Russia 0.7%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	534,300	5,706,858
Mobile TeleSystems, ADR	Wireless Telecommunication Services	127,225	1,867,663
			7,574,521
Singapore 2.7%			
DBS Group Holdings Ltd.	Commercial Banks	898,471	7,979,636
Jardine Cycle & Carriage Ltd.	Distributors	195,000	7,234,138
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	5,071,999	12,082,705
			27,296,479
South Korea 0.3%			
KB Financial Group Inc.	Commercial Banks	111,405	3,488,464
Spain 1.3%			
Tecnicas Reunidas SA	Energy Equipment & Services	150,147	5,395,719
Telefonica SA	Diversified Telecommunication Services	453,408	7,854,933
			13,250,652
Switzerland 3.7%			
Adecco SA	Professional Services	82,917	3,477,150
Credit Suisse Group AG	Capital Markets	134,020	3,152,151
Novartis AG	Pharmaceuticals	199,540	11,419,298
Roche Holding AG	Pharmaceuticals	86,250	14,633,133
Vontobel Holding AG	Capital Markets	220,930	4,944,349
			37,626,081
Taiwan 1.9%			
Compal Electronics Inc.	Computers & Peripherals	11,223,048	11,191,548
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	3,272,384	8,190,415
			19,381,963
United Kingdom 12.0%			
Aviva PLC	Insurance	1,751,940	8,177,208
BP PLC	Oil, Gas & Consumable Fuels	771,623	5,515,005
GlaxoSmithKline PLC	Pharmaceuticals	613,876	14,028,411
Hays PLC	Professional Services	2,749,230	2,746,833
HSBC Holdings PLC	Commercial Banks	1,441,278	10,948,858
Kingfisher PLC	Specialty Retail	3,303,032	12,859,433
Marks & Spencer Group PLC	Multiline Retail	1,912,050	9,220,028
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	25,309	930,889
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	504,429	19,225,237
The Sage Group PLC	Software	2,580,790	11,763,271
Tesco PLC	Food & Staples Retailing	1,799,261	11,277,321
Vodafone Group PLC	Wireless Telecommunication Services	4,996,502	13,887,981
WSP Group PLC	Professional Services	999,470	3,190,237
			123,770,712
United States 17.9%			
Abbott Laboratories	Pharmaceuticals	229,830	12,923,341
Accenture PLC, A	IT Services	184,560	9,824,129
[a]Brocade Communications Systems Inc.	Communications Equipment	885,780	4,597,198
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	8,924,832
Cisco Systems Inc.	Communications Equipment	501,900	9,074,352
Citigroup Inc.	Diversified Financial Services	190,830	5,020,737
Comcast Corp., Special A	Media	599,922	14,134,162
[a,b]Comfort Co. Inc.	Household Durables	2,762	70,569
CVS Caremark Corp.	Food & Staples Retailing	331,830	13,532,027

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

Japan 0.1%				
[f]eAccess Ltd., senior note, 144A,				
8.25%, 4/01/18	Internet Software & Services	300,000		285,000
8.375%, 4/01/18	Internet Software & Services	200,000	EUR	224,776
				509,776
Kazakhstan 1.0%				
HSBK (Europe) BV,				
[f]144A, 7.25%, 5/03/17	Commercial Banks	800,000		780,168
[h]Reg S, 7.25%, 5/03/17	Commercial Banks	4,300,000		4,193,403
[f]KazMunaiGaz Finance Sub BV, 144A, 9.125%, 7/02/18	Oil, Gas & Consumable Fuels	4,100,000		4,797,000
				9,770,571
Luxembourg 0.1%				
[f]Intelsat Jackson Holdings SA, senior note, 144A, 7.50%, 4/01/21	Diversified Telecommunication Services	1,200,000		1,216,500
Mexico 0.1%				
[f]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Construction Materials	1,200,000		964,998
Netherlands 0.1%				
[f]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Semiconductors & Semiconductor Equipment	900,000		993,375
Russia 0.9%				
[h]Alfa MTN Markets Ltd. for ABH Financial Ltd., Reg S, 8.20%, 6/25/12	Commercial Banks	495,000		503,662
[f]Gazprom, secured note, 144A, 7.51%, 7/31/13	Oil, Gas & Consumable Fuels	6,600,000		6,997,947
[f]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		2,005,000
				9,506,609
South Africa 0.1%				
[f,j]Edcon Holdings Pty. Ltd., secured note, 144A, FRN, 6.926%, 6/15/15	Specialty Retail	500,000	EUR	406,087
[h,j]Edcon Pty. Ltd., senior secured note, Reg S, FRN, 4.676%, 6/15/14	Specialty Retail	800,000	EUR	768,814
				1,174,901
Spain 0.1%				
Giant Funding Corp., senior secured note, 8.25%, 2/01/18	Pharmaceuticals	1,100,000		1,160,500
Switzerland 0.0%[†]				
[f]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Oil, Gas & Consumable Fuels	500,000		272,500
United Kingdom 0.3%				
[f]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	Air Freight & Logistics	200,000		199,500
11.50%, 4/01/18	Air Freight & Logistics	900,000		831,241
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	Energy Equipment & Services	1,200,000		1,062,000
[f]Ineos Group Holdings Ltd.,				
senior note, 144A, 7.875%, 2/15/16	Chemicals	200,000	EUR	192,850
senior secured note, 144A, 8.50%, 2/15/16	Chemicals	900,000		720,000
[f]Infinis PLC, senior note, 144A, 9.125%, 12/15/14	Independent Power Producers & Energy Traders	200,000	GBP	315,310
				3,320,901
United States 6.2%				
Advanced Micro Devices Inc., senior note, 7.75%, 8/01/20	Semiconductors & Semiconductor Equipment	1,200,000		1,239,000
Ally Financial Inc., senior note, 7.50%, 9/15/20	Consumer Finance	500,000		506,875
Alpha Natural Resources Inc., senior note,				
6.00%, 6/01/19	Oil, Gas & Consumable Fuels	400,000		390,000
6.25%, 6/01/21	Oil, Gas & Consumable Fuels	400,000		390,000
[f,j]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	Airlines	1,200,000		864,000
Antero Resources Finance Corp., senior note, 9.375%, 12/01/17	Oil, Gas & Consumable Fuels	1,100,000		1,193,500
[f]Arch Coal Inc., senior note, 144A,				
7.00%, 6/15/19	Oil, Gas & Consumable Fuels	200,000		205,000
7.25%, 6/15/21	Oil, Gas & Consumable Fuels	300,000		309,750

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

[f]Calpine Corp., senior secured note, 144A, 7.875%,				
7/31/20	Independent Power Producers & Energy Traders	300,000		324,750
1/15/23	Independent Power Producers & Energy Traders	900,000		972,000
Case New Holland Inc., senior note, 7.875%, 12/01/17	Machinery	1,100,000		1,248,500
CCO Holdings LLC/Capital Corp., senior note, 8.125%, 4/30/20	Media	1,200,000		1,320,000
Chesapeake Energy Corp., senior note,				
7.625%, 7/15/13	Oil, Gas & Consumable Fuels	50,000		53,125
6.625%, 8/15/20	Oil, Gas & Consumable Fuels	1,200,000		1,293,000
[f]CIT Group Inc., secured bond, 144A, 7.00%, 5/02/17	Commercial Banks	1,500,000		1,500,000
Clear Channel Communications Inc., senior note, 9.00%, 3/01/21	Media	1,200,000		1,017,000
Cott Beverages Inc., senior note, 8.375%, 11/15/17	Beverages	1,000,000		1,083,750
Cricket Communications Inc., senior note, 7.75%, 10/15/20	Diversified Telecommunication Services	1,200,000		1,053,000
Dean Foods Co., senior note, 9.75%, 12/15/18	Food Products	1,100,000		1,177,000
DISH DBS Corp., senior note, 7.125%, 2/01/16	Media	1,200,000		1,299,000
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	Health Care Providers & Services	400,000		401,000
[i]Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	Oil, Gas & Consumable Fuels	1,200,000		1,249,527
[f]Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	Construction Materials	800,000		628,000
[g]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000		625
Ford Motor Credit Co. LLC, senior note,				
7.00%, 4/15/15	Automobiles	500,000		538,750
6.625%, 8/15/17	Automobiles	450,000		490,544
8.125%, 1/15/20	Automobiles	300,000		354,138
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	Real Estate Management & Development	650,000		641,875
Frontier Communications Corp., senior note,				
8.25%, 4/15/17	Diversified Telecommunication Services	100,000		102,750
8.50%, 4/15/20	Diversified Telecommunication Services	800,000		823,000
8.75%, 4/15/22	Diversified Telecommunication Services	300,000		298,500
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	109,000,000	MXN	7,503,704
GMAC Inc.,				
senior note, 6.875%, 8/28/12	Consumer Finance	158,000		160,370
sub. note, 8.00%, 12/31/18	Consumer Finance	250,000		246,875
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	Auto Components	400,000		438,000
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	Hotels, Restaurants & Leisure	1,100,000		1,172,875
HCA Inc., senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000		1,122,000
Huntsman International LLC,				
senior note, 5.50%, 6/30/16	Chemicals	400,000		394,000
senior sub. note, 8.625%, 3/15/21	Chemicals	700,000		745,500
International Lease Finance Corp., senior note, 8.25%, 12/15/20	Consumer Finance	1,200,000		1,215,000
Jarden Corp., senior sub. note, 7.50%, 5/01/17	Household Durables	1,100,000		1,171,500
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	Energy	1,200,000		1,227,000
Linn Energy LLC/Finance Corp., senior note,				
8.625%, 4/15/20	Oil, Gas & Consumable Fuels	700,000		763,000
7.75%, 2/01/21	Oil, Gas & Consumable Fuels	500,000		522,500
Meritor Inc., senior note, 10.625%, 3/15/18	Machinery	1,100,000		1,039,500
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	Wireless Telecommunication Services	1,100,000		1,120,625
MGM Resorts International, senior note,				
6.625%, 7/15/15	Hotels, Restaurants & Leisure	400,000		382,000
7.50%, 6/01/16	Hotels, Restaurants & Leisure	400,000		385,000
Michaels Stores Inc., senior note, 7.75%, 11/01/18	Specialty Retail	1,200,000		1,218,000
[g]NewPage Corp., senior secured note, 11.375%, 12/31/14	Paper & Forest Products	1,100,000		819,500
[f]Peabody Energy Corp., senior note, 144A, 6.00%, 11/15/18	Oil, Gas & Consumable Fuels	600,000		615,000
[f]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	Specialty Retail	1,100,000		1,185,250
Pinnacle Foods Finance LLC, senior note, 8.25%, 9/01/17	Food Products	1,100,000		1,149,500
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	Oil, Gas & Consumable Fuels	1,100,000		1,171,500
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	Oil, Gas & Consumable Fuels	1,100,000		1,144,000
[e]Radio One Inc., senior sub. note, PIK, 15.00%, 5/24/16	Media	855,224		613,623

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

[f]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A, 9.00%, 5/15/18	Containers & Packaging	1,200,000	1,155,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	Hotels, Restaurants & Leisure	400,000	421,000
[f]SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	Oil, Gas & Consumable Fuels	1,200,000	1,218,000
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	Hotels, Restaurants & Leisure	700,000	399,000
[f]Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	Wireless Telecommunication Services	1,100,000	1,157,750
SunGard Data Systems Inc., senior note, 7.625%, 11/15/20	IT Services	800,000	826,000
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	Independent Power Producers & Energy Traders	300,000	108,000
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note,			
[f]144A, 11.50%, 10/01/20	Independent Power Producers & Energy Traders	1,000,000	853,750
B, 15.00%, 4/01/21	Independent Power Producers & Energy Traders	355,000	197,025
TransUnion LLC/TransUnion FICO, senior note, 11.375%, 6/15/18	Diversified Financial Services	1,100,000	1,262,250
[f]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	Auto Components	1,100,000	1,182,500
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	Trading Companies & Distributors	1,200,000	1,176,000
[g]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	Health Care Providers & Services	1,000,000	1,010,000
[f]Univision Communications Inc., senior secured note, 144A, 6.875%, 5/15/19	Media	1,200,000	1,164,000
West Corp., senior note, 7.875%, 1/15/19	Diversified Telecommunication Services	1,200,000	1,197,000
			63,821,056
Total Corporate Bonds and Notes (Cost $104,312,780)			99,825,325
[i]Senior Floating Rate Interests 3.6%			
Luxembourg 0.1%			
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Diversified Telecommunication Services	859,570	857,780
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Pharmaceuticals	167,164	165,388
			1,023,168
Netherlands 0.2%			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Software	1,645,675	1,546,934
UPC Financing Partnership, Term Loan T, 3.872%, 12/31/16	Media	156,473	151,387
			1,698,321
Puerto Rico 0.0%[†]			
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Pharmaceuticals	121,574	120,282
United States 3.3%			
[k]American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	Metals & Mining	371,672	367,955
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	Hotels, Restaurants & Leisure	273,147	273,375
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	Containers & Packaging	3,158,900	3,151,003
ARAMARK Corp.,			
Extended Synthetic L/C, 3.395%, 7/26/16	Commercial Services & Supplies	12,688	12,397
Synthetic L/C, 2.02%, 1/26/14	Commercial Services & Supplies	16,455	16,146
Term Loan B, 2.454%, 1/26/14	Commercial Services & Supplies	204,258	200,428
Term Loan B Extended, 3.829%, 7/26/16	Commercial Services & Supplies	192,686	188,270
Ashland Inc., Term B Loan, 3.75%, 8/23/18	Chemicals	240,069	241,326
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	Diversified Financial Services	476,900	472,131
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.546%, 4/28/15	Health Care Equipment & Supplies	116,273	113,875
Parent Term Loan, 3.546% - 3.829%, 4/28/15	Health Care Equipment & Supplies	476,468	466,641
BJ's Wholesale Club Inc.,			
Initial Loan, 7.00%, 9/30/18	Food & Staples Retailing	342,203	343,867
Second Lien Term Loan, 10.00%, 3/30/19	Food & Staples Retailing	1,040,000	1,050,400
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	Commercial Services & Supplies	494,500	455,558
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	Hotels, Restaurants & Leisure	876,579	863,248
Cinemark USA Inc., Extended Term Loan, 3.53% - 3.83%, 4/30/16	Media	208,405	207,601
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.696%, 5/13/14	Media	417,178	365,552
Tranche B Term Loan, 3.946%, 1/29/16	Media	986,259	731,749
[k]Colfax Corp., Term Loan B, 5.75%, 1/01/19	Machinery	117,618	117,820

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.546%, 7/25/14	Health Care Providers & Services	18,711	18,200
Extended Term Loan, 3.796% - 4.023%, 1/25/17	Health Care Providers & Services	478,042	463,502
Term Loan, 2.546% - 2.773%, 7/25/14	Health Care Providers & Services	364,069	354,122
Consolidated Container Co. LLC, Second Lien Term Loan, 5.813%, 9/28/14	Containers & Packaging	469,613	399,171
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.044%, 3/29/16	Media	439,143	431,458
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	Health Care Providers & Services	296,538	296,687
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	Food Products	824,276	785,123
DineEquity Inc., Term B-1 Loan, 4.25% - 5.25%, 10/19/17	Hotels, Restaurants & Leisure	195,301	192,908
EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	Commercial Services & Supplies	1,021,681	1,006,355
Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	Air Freight & Logistics	296,250	267,366
[k]Fidelity National Information Services Inc.,			
Term Loan A-2, 4.50%, 7/18/14	IT Services	79,200	78,738
Term Loan B, 5.25%, 7/18/16	IT Services	211,418	211,156
First Data Corp.,			
Term Loan B-1, 3.044%, 9/24/14	IT Services	1,170,728	1,071,942
Term Loan B-2, 3.044%, 9/24/14	IT Services	220,150	201,574
Term Loan B-3, 3.044%, 9/24/14	IT Services	220,150	201,574
[k]Flextronics International USA Inc.,			
A-1-B Delayed Draw Term Loan, 4.50%, 10/01/14	Electronic Equipment, Instruments & Components	12,839	12,687
A-2 Delayed Draw Term Loan, 4.50%, 10/01/14	Electronic Equipment, Instruments & Components	45,099	44,563
A-3 Delayed Draw Term Loan, 4.50%, 10/01/14	Electronic Equipment, Instruments & Components	52,643	52,018
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	Building Products	289,480	289,796
HCA Inc., Tranche B-2 Term Loan, 3.829%, 3/31/17	Health Care Providers & Services	969,730	922,456
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	Road & Rail	163,600	154,674
Tranche B Term Loan, 3.75%, 3/11/18	Road & Rail	367,225	361,334
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	Media	197,156	196,170
Interactive Data Corp., Term B Loans, 4.50%, 2/11/18	Commercial Services & Supplies	460,722	456,883
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	Commercial Services & Supplies	534,099	528,090
Kinetic Concepts Inc., Term B-2 Loan, 6.50%, 11/04/16	Health Care Equipment & Supplies	39,390	39,373
MoneyGram Payment Systems Worldwide Inc.,			
Term Loan, 4.50%, 11/18/17	Consumer Finance	162,516	160,383
Tranche B-1 Loan, 4.50%, 11/18/17	Consumer Finance	44,588	43,864
MSCI Inc., Term Loan B, 3.75%, 3/14/17	Diversified Financial Services	135,485	136,586
[k]NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	Paper & Forest Products	423,884	429,713
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	Chemicals	55,278	55,094
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	Media	1,601,099	579,598
RBS Global Inc. (Rexnord), Tranche B-1 Term B Loan, 2.813% - 2.938%, 7/22/13	Machinery	406,622	401,539
Regal Cinemas Corp., Term Loan, 3.579%, 8/23/17	Media	198,000	196,721
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	Hotels, Restaurants & Leisure	150,465	138,052
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 6.50%, 2/09/18	Containers & Packaging	287,333	285,178
[k]Tranche C Term Loan, 6.50%, 8/09/18	Containers & Packaging	502,923	500,880
Rockwood Specialties Group Inc., Term Loan, 3.50%, 2/10/18	Chemicals	331,998	333,589
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	Wireless Telecommunication Services	178,062	177,283
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	Machinery	252,802	249,009
[k]Sinclair Television Group Inc, Incremental Term Loan B, 5.25%, 10/29/16	Media	252,000	251,994
[b,g]Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	Household Durables	273,148	273,148
Summit Entertainment LLC, Term Loan, 7.50%, 9/07/16	Media	919,321	910,128
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.969% - 4.063%, 2/28/16	IT Services	338,238	330,416
Terex Corp., U.S. Term Loan, 5.50%, 4/28/17	Machinery	219,191	220,379
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Machinery	220,546	220,202
TransDigm Inc., Term Loan, 4.00%, 2/14/17	Aerospace & Defense	467,705	464,489
TransUnion LLC/TransUnion FICO, Term Loan, 4.75%, 2/10/18	Diversified Financial Services	378,052	377,815
[c,g]Turtle Bay Holdings LLC,			
Term Loan A, PIK, 10.375%, 3/01/13	Hotels, Restaurants & Leisure	1,679,592	1,629,204
Term Loan B, PIK, 3.125%, 2/09/15	Hotels, Restaurants & Leisure	3,373,147	2,732,249
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	Media	281,689	281,630
Universal Health Services Inc., New Tranche B Term Loan, 3.75% - 5.00%, 11/15/16	Health Care Providers & Services	637,381	637,138
Univision Communications Inc., Extended First Lien Term Loan, 4.546%, 3/31/17	Media	1,744,115	1,561,529

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	Software	444,000		431,790
Visant Corp. (Jostens), Term Loan B, 5.25% - 6.25%, 12/22/16	Textiles, Apparel & Luxury Goods	800,598		752,562
[k]Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	Metals & Mining	223,891		222,515
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	Pharmaceuticals	243,148		240,564
				33,902,503
Total Senior Floating Rate Interests (Cost $37,879,827)				36,744,274
Foreign Government and Agency Securities 14.8%				
Argentina 0.2%				
[u]Government of Argentina, senior bond, FRN, 0.439%, 8/03/12		19,985,000		2,430,795
Australia 0.6%				
New South Wales Treasury Corp., senior note, 5.50%, 3/01/17		5,040,000	AUD	5,474,349
Queensland Treasury Corp., 6.00%, 8/14/13		1,072,000	AUD	1,134,227
				6,608,576
Brazil 4.4%				
Nota Do Tesouro Nacional,				
10.00%, 1/01/12		13,415[m]	BRL	7,199,654
10.00%, 1/01/14		5,000[m]	BRL	2,657,891
10.00%, 1/01/17		11,425[m]	BRL	5,899,849
[n]Index Linked, 6.00%, 5/15/15		8,845[m]	BRL	10,249,105
[n]Index Linked, 6.00%, 5/15/45		15,735[m]	BRL	19,023,324
				45,029,823
El Salvador 0.0%[†]				
[f]Government of El Salvador, 144A, 7.65%, 6/15/35		100,000		102,917
Indonesia 3.3%				
Government of Indonesia,				
FR19, 14.25%, 6/15/13		10,805,000,000	IDR	1,347,899
FR20, 14.275%, 12/15/13		2,615,000,000	IDR	337,522
FR23, 11.00%, 12/15/12		100,000,000	IDR	11,702
FR26, 11.00%, 10/15/14		980,000,000	IDR	124,050
FR27, 9.50%, 6/15/15		4,937,000,000	IDR	616,688
FR28, 10.00%, 7/15/17		4,156,000,000	IDR	556,787
FR31, 11.00%, 11/15/20		15,000,000,000	IDR	2,217,948
FR34, 12.80%, 6/15/21		24,487,000,000	IDR	4,004,633
FR35, 12.90%, 6/15/22		10,410,000,000	IDR	1,716,510
FR36, 11.50%, 9/15/19		7,315,000,000	IDR	1,079,926
FR37, 12.00%, 9/15/26		3,350,000,000	IDR	549,540
FR39, 11.75%, 8/15/23		20,415,000,000	IDR	3,199,510
FR40, 11.00%, 9/15/25		23,000,000,000	IDR	3,530,636
FR42, 10.25%, 7/15/27		95,460,000,000	IDR	13,843,934
FR43, 10.25%, 7/15/22		3,500,000,000	IDR	502,647
FR44, 10.00%, 9/15/24		3,080,000,000	IDR	439,420
FR45, 9.75%, 5/15/37		1,750,000,000	IDR	246,038
				34,325,390
Iraq 0.2%				
[f]Government of Iraq, 144A, 5.80%, 1/15/28		1,889,000		1,554,590
Malaysia 0.4%				
Government of Malaysia, senior bond,				
2.711%, 2/14/12		80,000	MYR	25,229
3.718%, 6/15/12		70,000	MYR	22,158
2.509%, 8/27/12		11,675,000	MYR	3,673,238
3.702%, 2/25/13		120,000	MYR	38,195
3.70%, 5/15/13		10,000	MYR	3,188
3.21%, 5/31/13		20,000	MYR	6,335
3.461%, 7/31/13		40,000	MYR	12,723
				3,781,066
Mexico 2.1%				
Government of Mexico,				
M, 9.00%, 6/20/13		1,606,800[o]	MXN	12,187,878

Templeton Global Investment Trust
Statement of Investments, December 31, 2011 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principle amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2011, the aggregate value of these securities was $343,717, representing 0.03% of net assets.
cAt December 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSee Note 7 regarding investment in FT Holdings Corporation IV.
eSee Note 5 regarding restricted securities.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2011, the aggregate value of these securities was $68,659,667, representing 6.67% of net assets.
gIncome may be received in additional securities and/or cash.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2011, the aggregate value of these securities was $7,631,676, representing 0.74% of net assets.
iThe coupon rate shown represents the rate at period end.
jDefaulted security or security for which income has been deemed uncollectible.
kA portion or all of the security purchased on a delayed delivery basis.
lThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
mPrincipal amount is stated in 1,000 Brazilian Real Units.
nRedemption price at maturity is adjusted for inflation.
oPrincipal amount is stated in 100 Mexican Peso Units.
pA supranational organization is an entity formed by two or more central governments through international treaties.
qThe security is traded on a discount basis with no stated coupon rate.

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

Philippine Peso	HSBC	Buy	50,025,000	1,110,926		1/26/12	28,751	-
Chilean Peso	DBAB	Buy	844,670,000	1,669,803		1/27/12	-	(50,913)
Euro	DBAB	Sell	887,364	1,199,965		1/27/12	51,231	-
Japanese Yen	HSBC	Sell	313,645,839	3,826,816		1/27/12	-	(250,129)
Chilean Peso	DBAB	Buy	1,944,130,000	3,874,312		1/30/12	-	(149,695)
Chilean Peso	JPHQ	Buy	256,050,000	506,929		1/30/12	-	(16,382)
Swedish Krona	DBAB	Buy	1,850,000	206,002	EUR	1/30/12	1,728	-
Chilean Peso	DBAB	Buy	1,172,830,000	2,336,082		1/31/12	-	(89,347)
Euro	DBAB	Sell	2,427,000	3,300,720		1/31/12	158,753	-
Indian Rupee	JPHQ	Buy	25,080,000	520,116		2/06/12	-	(50,881)
Australian Dollar	UBSW	Buy	4,948,261	4,798,576		2/08/12	239,483	-
Australian Dollar	MSCO	Buy	4,949,627	4,812,770		2/08/12	226,680	-
Norwegian Krone	UBSW	Buy	14,083,800	1,777,181	EUR	2/08/12	50,617	-
Norwegian Krone	UBSW	Buy	19,684,700	2,474,911	EUR	2/09/12	82,273	-
Norwegian Krone	DBAB	Buy	28,125,000	3,537,068	EUR	2/09/12	116,283	-
Chilean Peso	DBAB	Buy	401,200,000	815,116		2/13/12	-	(47,467)
Euro	DBAB	Sell	288,563	390,122		2/14/12	16,502	-
Malaysian Ringgit	HSBC	Buy	5,278,000	1,705,001		2/17/12	-	(45,108)
Norwegian Krone	DBAB	Buy	1,526,000	257,223		2/17/12	-	(2,522)
Chilean Peso	DBAB	Buy	195,280,000	403,805		2/21/12	-	(30,432)
Chilean Peso	DBAB	Buy	301,900,000	623,709		2/23/12	-	(46,585)
Chilean Peso	CITI	Buy	866,360,000	1,785,389		2/27/12	-	(129,826)
Chilean Peso	DBAB	Buy	494,720,000	1,010,602		2/27/12	-	(65,221)
Chilean Peso	DBAB	Buy	401,810,000	818,184		3/01/12	-	(50,598)
Australian Dollar	DBAB	Buy	5,138,500	5,220,202		3/02/12	-	(1,117)
Chilean Peso	DBAB	Buy	401,810,000	818,184		3/02/12	-	(50,688)
Chilean Peso	DBAB	Buy	503,570,000	1,026,019		3/05/12	-	(64,490)
Chilean Peso	DBAB	Buy	500,540,000	1,017,048		3/07/12	-	(61,528)
Chilean Peso	DBAB	Buy	486,980,000	996,888		3/09/12	-	(67,472)
Swedish Krona	DBAB	Buy	41,000,000	4,583,720	EUR	3/12/12	1,938	-
Chilean Peso	DBAB	Buy	985,820,000	2,010,029		3/15/12	-	(129,882)
Chilean Peso	DBAB	Buy	474,950,000	951,613		3/30/12	-	(47,346)
Chilean Peso	DBAB	Buy	504,600,000	1,007,125		4/02/12	-	(46,640)
Indian Rupee	DBAB	Buy	36,463,000	778,292		4/11/12	-	(103,393)
Indian Rupee	DBAB	Buy	78,190,000	1,675,021		4/13/12	-	(228,242)
Chilean Peso	MSCO	Buy	758,240,000	1,540,356		4/16/12	-	(98,703)
Indian Rupee	JPHQ	Buy	52,519,000	1,122,201		4/16/12	-	(150,877)
Indian Rupee	JPHQ	Buy	51,553,000	1,095,009		4/18/12	-	(141,848)
Indian Rupee	JPHQ	Buy	25,753,000	546,541		4/19/12	-	(70,469)
Indian Rupee	DBAB	Buy	18,126,000	383,781		4/19/12	-	(48,703)
Malaysian Ringgit	JPHQ	Buy	4,383,850	1,432,116		4/19/12	-	(55,799)
Swedish Krona	DBAB	Buy	123,614,356	13,666,807	EUR	4/19/12	173,100	-
Chilean Peso	MSCO	Buy	679,390,000	1,372,505		4/20/12	-	(81,187)
Malaysian Ringgit	JPHQ	Buy	12,561,000	4,107,452		4/23/12	-	(164,179)
Malaysian Ringgit	JPHQ	Buy	1,600,000	524,487		4/25/12	-	(22,217)
Indian Rupee	DBAB	Buy	36,620,000	777,660		4/26/12	-	(101,439)
Chilean Peso	JPHQ	Buy	430,475,000	872,997		4/27/12	-	(55,253)
Indian Rupee	JPHQ	Buy	31,143,000	660,509		4/27/12	-	(85,516)
Chilean Peso	CITI	Buy	693,880,000	1,426,269		4/30/12	-	(108,470)
Indian Rupee	JPHQ	Buy	25,944,000	550,828		4/30/12	-	(72,048)
Swedish Krona	DBAB	Buy	6,617,360	730,724	EUR	5/07/12	9,645	-
Euro	JPHQ	Sell	40,000,000	57,695,400		5/09/12	5,845,245	-

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

Euro	DBAB	Sell	20,000,000	28,276,200		5/11/12	2,350,285	-
Swedish Krona	DBAB	Buy	51,264,580	5,669,606	EUR	5/14/12	61,100	-
Malaysian Ringgit	JPHQ	Buy	3,200,000	1,048,802		5/18/12	-	(44,660)
Euro	DBAB	Sell	292,956	409,054		5/21/12	29,236	-
Chilean Peso	MSCO	Buy	375,660,000	761,170		5/22/12	-	(48,985)
Chilean Peso	DBAB	Buy	154,820,000	315,895		5/29/12	-	(22,549)
Chilean Peso	CITI	Buy	108,420,000	221,945		5/31/12	-	(16,548)
Indian Rupee	DBAB	Buy	49,615,000	1,039,711		6/01/12	-	(128,641)
Indian Rupee	HSBC	Buy	57,335,000	1,214,467		6/04/12	-	(162,126)
Indian Rupee	DBAB	Buy	36,546,000	770,687		6/07/12	-	(100,225)
Indian Rupee	HSBC	Buy	9,755,000	207,157		6/08/12	-	(28,222)
Polish Zloty	DBAB	Buy	18,797,000	4,642,840	EUR	6/08/12	-	(648,605)
Polish Zloty	CITI	Buy	3,667,000	906,238	EUR	6/08/12	-	(127,171)
Indian Rupee	DBAB	Buy	9,894,000	210,019		6/11/12	-	(28,619)
Indian Rupee	HSBC	Buy	24,630,000	522,930		6/13/12	-	(71,494)
Japanese Yen	CITI	Sell	64,869,000	838,122		6/15/12	-	(7,874)
Indian Rupee	DBAB	Buy	24,766,000	524,592		6/18/12	-	(71,015)
Indian Rupee	DBAB	Buy	22,559,000	476,029		6/20/12	-	(62,999)
Indian Rupee	JPHQ	Buy	25,600,000	540,655		6/22/12	-	(72,093)
Indian Rupee	DBAB	Buy	38,739,000	822,135		6/25/12	-	(113,416)
Indian Rupee	HSBC	Buy	26,015,000	551,282		6/27/12	-	(75,492)
Malaysian Ringgit	JPHQ	Buy	55,737,494	17,986,219		6/29/12	-	(509,085)
Indian Rupee	DBAB	Buy	25,719,000	551,942		7/11/12	-	(82,350)
Indian Rupee	JPHQ	Buy	41,367,000	891,601		7/12/12	-	(136,390)
Indian Rupee	DBAB	Buy	12,995,000	278,939		7/12/12	-	(41,697)
Malaysian Ringgit	DBAB	Buy	2,846,638	932,254		7/12/12	-	(39,961)
Malaysian Ringgit	DBAB	Sell	2,846,638	949,132		7/12/12	56,839	-
Malaysian Ringgit	DBAB	Buy	3,220,000	1,056,812		7/13/12	-	(47,513)
Malaysian Ringgit	DBAB	Buy	7,869,000	2,583,897		7/18/12	-	(117,706)
Malaysian Ringgit	DBAB	Buy	12,411,000	4,063,052		7/20/12	-	(173,575)
Malaysian Ringgit	DBAB	Buy	15,092,000	4,974,619		7/25/12	-	(245,561)
Malaysian Ringgit	JPHQ	Buy	15,868,000	5,263,367		7/27/12	-	(291,411)
South Korean Won	HSBC	Buy	13,960,588,400	12,847,955		8/09/12	-	(921,243)
Japanese Yen	UBSW	Sell	257,607,000	3,377,124		8/20/12	11,514	-
Japanese Yen	JPHQ	Sell	128,008,000	1,674,511		8/20/12	2,099	-
Japanese Yen	DBAB	Sell	156,815,000	2,052,525		8/20/12	3,753	-
Japanese Yen	HSBC	Sell	547,340,000	7,181,921		8/20/12	30,978	-
Japanese Yen	MSCO	Sell	100,400,000	1,318,728		8/22/12	6,940	-
Japanese Yen	DBAB	Sell	127,899,000	1,679,809		8/22/12	8,730	-
Japanese Yen	BZWS	Sell	127,736,000	1,677,867		8/22/12	8,917	-
Japanese Yen	FBCO	Sell	253,342,000	3,329,505		8/23/12	19,345	-
Japanese Yen	CITI	Sell	255,214,000	3,359,847		8/23/12	25,228	-
Japanese Yen	DBAB	Sell	126,234,000	1,664,555		8/23/12	15,185	-
Japanese Yen	JPHQ	Sell	254,671,000	3,338,415		8/24/12	10,800	-
Euro	BZWS	Sell	587,300	844,596		8/27/12	81,817	-
Euro	UBSW	Sell	2,984,696	4,293,843		8/27/12	417,352	-
Japanese Yen	BZWS	Sell	366,311,000	4,803,134		8/27/12	16,402	-
Japanese Yen	DBAB	Sell	228,669,000	3,009,119		8/27/12	21,010	-
Japanese Yen	UBSW	Sell	312,386,000	4,108,585		8/27/12	26,513	-
Japanese Yen	JPHQ	Sell	227,544,000	2,992,032		8/27/12	18,624	-
Japanese Yen	HSBC	Sell	420,281,000	5,513,690		8/27/12	21,711	-
Swedish Krona	UBSW	Buy	4,000,000	433,863	EUR	8/27/12	13,273	-

Templeton Global Investment Trust

Statement of Investments, December 31, 2011 (unaudited) *(continued)*

Euro	JPHQ	Sell	1,685,713	2,423,786		8/29/12	234,316	-
Japanese Yen	BZWS	Sell	302,200,000	3,965,879		8/30/12	16,588	-
Japanese Yen	JPHQ	Sell	126,519,000	1,658,070		8/31/12	4,615	-
Philippine Peso	DBAB	Buy	99,945,000	2,246,207		9/24/12	6,627	-
Japanese Yen	JPHQ	Sell	59,426,000	782,951		9/28/12	5,723	-
Philippine Peso	DBAB	Buy	65,600,000	1,506,315		10/04/12	-	(27,838)
Philippine Peso	HSBC	Buy	52,620,000	1,193,712		10/04/12	-	(7,775)
Philippine Peso	DBAB	Buy	78,431,000	1,800,941		10/05/12	-	(33,305)
Philippine Peso	HSBC	Buy	78,450,000	1,768,445		10/05/12	-	(381)
Polish Zloty	DBAB	Buy	8,156,625	1,812,181	EUR	10/05/12	-	(41,833)
Philippine Peso	DBAB	Buy	64,384,000	1,479,242		10/09/12	-	(28,262)
Philippine Peso	JPHQ	Buy	20,719,000	474,989		10/09/12	-	(8,058)
Swedish Krona	UBSW	Buy	57,125,412	6,147,806	EUR	10/09/12	238,250	-
Philippine Peso	HSBC	Buy	77,389,000	1,779,426		10/11/12	-	(35,405)
Philippine Peso	DBAB	Buy	51,520,000	1,183,552		10/11/12	-	(22,508)
Philippine Peso	JPHQ	Buy	25,704,000	589,271		10/11/12	-	(10,011)
Philippine Peso	JPHQ	Buy	36,056,000	833,665		10/12/12	-	(21,125)
Philippine Peso	DBAB	Buy	15,341,000	351,455		10/12/12	-	(5,738)
Philippine Peso	JPHQ	Buy	62,743,000	1,439,199		10/15/12	-	(25,308)
Philippine Peso	HSBC	Buy	25,578,000	586,181		10/15/12	-	(9,790)
Euro	HSBC	Sell	5,173,000	7,104,011		10/17/12	378,560	-
Philippine Peso	HSBC	Buy	50,025,000	1,160,108		10/19/12	-	(32,868)
Philippine Peso	DBAB	Buy	13,962,000	319,716		10/19/12	-	(5,103)
Philippine Peso	DBAB	Buy	55,813,000	1,278,355		10/22/12	-	(20,739)
Philippine Peso	JPHQ	Buy	28,025,000	645,291		10/22/12	-	(13,813)
Philippine Peso	JPHQ	Buy	50,004,000	1,161,776		10/29/12	-	(35,151)
Euro	DBAB	Sell	76,597	107,987		10/31/12	8,374	-
Euro	DBAB	Sell	84,184	117,095		11/02/12	7,610	-
Japanese Yen	DBAB	Sell	166,350,000	2,178,411		11/16/12	-	(460)
Euro	UBSW	Sell	592,176	804,708		11/19/12	34,284	-
Japanese Yen	JPHQ	Sell	83,068,000	1,087,206		11/19/12	-	(926)
Japanese Yen	HSBC	Sell	43,408,000	568,689		11/19/12	75	-
Japanese Yen	UBSW	Sell	66,358,000	870,269		11/19/12	1,026	-
Japanese Yen	BZWS	Sell	205,908,000	2,702,205		11/19/12	4,956	-
Japanese Yen	BZWS	Sell	231,295,000	3,039,356		11/21/12	9,374	-
Australian Dollar	DBAB	Buy	4,625,000	4,588,416		12/10/12	-	(5,105)
Euro	DBAB	Sell	183,617	246,323		12/10/12	7,330	-
Australian Dollar	BZWS	Buy	2,567,000	2,574,444		12/12/12	-	(31,000)
British Pound	DBAB	Sell	200,000	307,480		12/17/12	-	(2,067)
Euro	DBAB	Sell	292,125	383,823		12/17/12	3,545	-
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,458,312		12/17/12	39,582	-
Unrealized appreciation (depreciation)							11,396,879	(9,334,421)
Net unrealized appreciation (depreciation)							$ 2,062,458	

* In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC

Templeton Global Investment Trust
Statement of Investments, December 31, 2011 (unaudited) (continued)
CITI - Citi Bank N.A.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse International
HSBC - HSBC Bank USA
JPHQ - JP Morgan Chase Bank, N.A.
MSCO - Morgan Stanely & Co., Inc.
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty

Selected Portfolio

ADR - American Depositary Receipt
DIP - Debtor-In-Possession
FICO - Financing Corp.
FRN - Floating Rate Note
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of six funds (Funds). Effective October 3, 2011, the Trust began offering shares of the Templeton Emerging Markets Balanced Fund.

Effective July 1, 2011, the following name changes occurred:

Former Name	New Name
Templeton Income Fund	Templeton Global Balanced Fund

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds’investment objectives.

4. INCOME TAXES

At December 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Templeton Asian Growth Fund	Templeton BRIC Fund	Templeton Emerging Markets Balanced Fund
Cost of investments	$ 10,477,843	$ 493,215,565	$ 20,889,210
Unrealized appreciation	$ 342,698	$ 86,296,888	$ 1,325,974
Unrealized depreciation	(2,688,971)	(71,368,151)	(591,149)
Net unrealized appreciation (depreciation)	$ (2,346,273)	$ 14,928,737	$ 734,825

	Templeton Emerging Markets Small Cap Fund	Templeton Frontier Markets Fund	Templeton Global Balanced Fund
Cost of investments	$ 332,536,024	$ 299,468,924	$ 1,057,768,165
Unrealized appreciation	$ 33,377,340	$ 11,318,899	$ 85,023,822
Unrealized depreciation	(84,196,128)	(57,596,358)	(152,082,709)
Net unrealized appreciation (depreciation)	$ (50,818,788)	$ (46,277,459)	$ (67,058,887)

5. RESTRICTED SECURITIES

At December 31, 2011, the Templeton Global Balanced Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
1,587,888 [a]	Turtle Bay Resort			
	Total Restricted Securities (0.16% of Net Assets)	8/18/08 - 4/28/09	$ 1,948,232	$ 1,627,585

[a]The fund also invests in unrestricted securities or other investments in the issuer, valued at $4,361,453 as of December 31, 2011.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Emerging Markets Small Cap Fund for the nine months ended December 31, 2011, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates							
Anhui Tianda Oil Pipe Co. Ltd., H	20,271,841	-	-	20,271,841	$ - [a]	$ -	$ -
Impact Developer & Contractor SA	12,171,000	-	-	12,171,000	664,463	-	-
Reysas Gayrimenkul Yatirim Ortakligi AS	10,122,894	4,813,133	-	14,936,027	6,101,189	35,911	-
Total Affiliated Securities (2.41% of Net Assets)					$ 6,765,652	$ 35,911	$ -

[a]As of December 31, 2011, no longer an affiliate.

7. FT HOLDINGS CORPORATION IV

Templeton Global Balanced Fund

Assets:				
Investments in Securities:				
Equity Investments:[b]				
United States	$ 184,662,840	$ -	$ 70,569	$ 184,733,409
All Other Equity Investments[a]	489,091,115	-	-	489,091,115
Equity-Linked Securities	-	22,662,895	-	22,662,895
Corporate Bonds and Notes	-	99,825,325	-	99,825,325
Senior Floating Rate Interests	-	36,541,560	273,148	36,814,708
Foreign Government and Agency Securities	-	151,923,863	-	151,923,863
Municipal Bonds	-	2,223,508	-	2,223,508
Short Term Investments	-	3,504,889	-	3,504,889
Total Investments in Securities	$ 673,753,955	$ 316,682,040	$ 343,717	$ 990,779,712
Forward Exchange Contracts	$ -	$ 11,396,879	$ -	$ 11,396,879
Liabilities:				
Forward Exchange Contracts	-	9,334,421	-	9,334,421
Unfunded Loan Commitments	-	5,720	-	5,720

[a]For detailed categories, see the accompanying Statement of Investments.

[b]Includes common, preferred and convertible preferred stocks as well as other equity investments.

[c]Includes securities determined to have no value at December 31, 2011.

The reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Templeton BRIC Fund's fair value for the nine months ended December 31, 2011, were as follows:

	Balance at Beginning of Period	Purchases (Sales)	Transfers Into Level 3[a]	Transfers Out of Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:									
Investments in Securities:									
Equity Investments:									
China	$ -	$ -	$ 1,291,508	$ -	$ -	$ -	$ 4,647	$ 1,296,155	$ 4,647

[a]The investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder reports.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date February 24, 2012

By /s/ MARK H. OTANI
       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date February 24, 2012